CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	CAD 5,408	CAD 4,265
Cost of sales	3,971	3,193
Loss on commodity-related derivative financial instruments	71	71
Share of profit of investments in equity accounted investees	116	1
Gross profit	1,482	1,002
General and administrative	236	195
Other expense (income)	28	(1)
Results from operating activities	1,218	808
Net finance costs	185	153
Earnings before income tax	1,033	655
Current tax expense	48	50
Deferred tax expense	94	139
Income tax expense	142	189
Earnings attributable to shareholders	891	466
Other comprehensive income (loss)
Exchange differences on translation of foreign operations	1	(9)
Remeasurements of defined benefit liability, net of tax	3	(5)
Total comprehensive income attributable to shareholders	CAD 895	CAD 452
Earnings per common share - basic (in CAD per share)	CAD 1.89	CAD 1.02
Earnings per common share - diluted (in CAD per share)	CAD 1.88	CAD 1.01
Weighted average number of common shares (millions)
Basic (in shares)	426	388
Diluted (in shares)	432	389